Transactions with related companies and joint venture (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Transactions with associates companies [Line Items]
Services of energy transmission	$ 11,305	$ 7,015	$ 12,884
Desorption and smelting	483	406	265
Dividends received and collected	118,004	168,890	147,286
Interest income on loans made to related party	7	21	23
Dividends paid to non-controlling shareholders	11,529	7,343	1,842
Dore Silver
Disclosure Of Transactions with associates companies [Line Items]
Purchase of supplies from related party	1,658	992	340
Supplies
Disclosure Of Transactions with associates companies [Line Items]
Purchase of supplies from related party	293	114	81
Operation and maintenance
Disclosure Of Transactions with associates companies [Line Items]
Services of energy transmission	353	292	310
Administrative and Management services
Disclosure Of Transactions with associates companies [Line Items]
Services of energy transmission	4,100	3,337	3,539
Compania Minera Coimolache S.A.
Disclosure Of Transactions with associates companies [Line Items]
Dividends received and collected	10,290	2,422	402
Tinka resources Ltd
Disclosure Of Transactions with associates companies [Line Items]
Contributions granted and paid	0	400	0
Associates | Energy
Disclosure Of Transactions with associates companies [Line Items]
Revenues	3,167	3,950	3,669
Associates | Supplies
Disclosure Of Transactions with associates companies [Line Items]
Revenues	203	364	1,104
Sociedad Minera Cerro Verde S.A.A.
Disclosure Of Transactions with associates companies [Line Items]
Revenues	4,600,000	4,100,000	4,000,000
Purchase of supplies from related party	6	67	6
Dividends received and collected	107,714	166,468	146,884
Transportadora Callao SA
Disclosure Of Transactions with associates companies [Line Items]
Interest income on loans made to related party	$ 7	$ 21	$ 23